Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0015 per share
Amount Registered | shares	664,882
Proposed Maximum Offering Price per Unit	18.525
Maximum Aggregate Offering Price	$ 12,316,939.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,700.97
Offering Note	(1) Shares registered represents Class A Ordinary Shares, par value US$0.0015 per share, of Prenetics Global Limited (the "Class A Ordinary Shares") underlying awards reserved for future grants under the 2022 Share Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional securities which may be offered and issued to prevent dilution resulting from any share dividend, share split, recapitalization or other similar transactions as provided in the Plan. (2) Number of shares registered represents 664,882 Class A Ordinary Shares that have been added to the award pool under the Plan, effective from January 1, 2026, pursuant to the evergreen provisions of the Plan, which were not previously registered under the Prior Registration Statements. (3) Proposed maximum offering price per share estimated in accordance with Rules 457(c) and (h) under the Securities Act, solely for the purpose of computing the amount of the registration fee and is equal to $18.53, the average of the high and low prices of the Class A Ordinary Shares as reported on the Nasdaq Stock Market on August 20, 2026.